Convertible Bonds	12 Months Ended
Dec. 31, 2019
Convertible Bonds
Convertible Bonds

12.  Convertible Bonds

On September 27, 2019, the Company issued US$1,000,000 principal amount 0.00% convertible senior notes including US$125,000 sold upon the exercise of the over-allotment option (the "Notes"). The Notes will mature on October 1, 2024 unless redeemed, repurchased or converted prior to such date.

Holders may convert their Notes at their option prior to the close of business on the business day immediately preceding April 1, 2024 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on December 31, 2019 (and only during such calendar quarter), if the last reported sale price of American Depositary Shares (''ADSs''), each representing four Class A ordinary shares of the Company, par value US$0.000005 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of the Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the Notes for a tax redemption; (4) if the Company calls the Notes for redemption at its option or (5) upon the occurrence of specified corporate events. On or after April 1, 2024 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their Notes at any time. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

12.  Convertible Bonds (Continued)

The initial conversion rate of the Notes is 23.4680 of the Company's ADS per US$1,000 principal amount of the Notes (which is equivalent to an initial conversion price of approximately US$42.61 per ADS). The conversion rate will be subject to adjustment in some events. In addition, following certain corporate events that occur prior to the maturity date, if a make-whole fundamental change occurs prior to the maturity date of the Notes, or under certain circumstances upon a tax redemption or the Company's optional redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its Notes in connection with such corporate event, such make-whole fundamental change or such notice of tax redemption or notice of optional redemption, as the case may be. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs (plus cash in lieu of a fractional ADS) or a combination of cash and ADSs, at its election. If the Company satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and ADSs, the amount of cash and ADSs, if any, due upon conversion will be based on a daily conversion value calculated on a proportionate basis for each trading day in a 40 trading day observation period.

The Company may not redeem the Notes prior to October 1, 2022 unless certain tax-related events occur. On or after October 1, 2022, the Company may redeem for cash all or part of the Notes, at its option, if the last reported sale price of the Company's American Depositary Shares (the "ADSs") has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provides notice of redemption; and (ii) the trading day immediately preceding the date the Company sends such notice. Holders of the Notes may require the Company to repurchase all or part of their Notes in cash on October 1, 2022 or in the event of certain fundamental changes. No sinking fund is provided for the Notes.

As the conversion option may be settled in cash, ADSs, or a combination of cash and ADSs at the Company’s option, the Company separated the Notes into liability and equity components in accordance with ASC 470-20, Debt with Conversion and Other Options. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in capital. The resulting discount , together with the allocated issuance costs as mentioned below, are accreted at an effective interest rate of 11.15% over the period from the issuance date to October 1, 2022, the earliest put date of the Notes. The Group made estimates and judgments in determining the effective interest rate of the liability component of the Notes with assistance from an independent valuation firm.

The gross proceeds from the issuance of the Notes were US$1,000,000. Debt issuance costs including underwriting commissions and offering expenses were approximately US$15,680, which were allocated to the liability and equity components proportionately.

As of December 31, 2019, the principal amount of the liability component was US$1,000,000, unamortized debt discount was US$253,651, and net carrying amount of the liability component was RMB5,206,682. The carrying amount of the equity component was US$258,429. For the year ended December 31, 2019, the amount of interest cost recognized relating to the amortization of the discount on the liability component was RMB144,132 (US$20,703). The liability component will be accreted up to the principal amount over a remaining period of 2.75 years.